CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net unrealized gain on available for sale securities, tax	$ 154,269	$ 70,974
Reclassification adjustment from AOCI for sale of securities, tax expense	$ 0	$ 141,149